[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  VARIFLEX SEPARATE ACCOUNT (VARIFLEX ES)
       File Nos.:  333-36529 and 811-3957

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933, please accept this letter as certification that the Variflex ES Prospectus and Statement of  Additional  Information  do not differ from that  contained in
Post-Effective  Amendment No. 6 to the  Registration  Statement  filed under the
Securities Act of 1933 and Amendment No. 7 to the  Registration  Statement filed under the  Investment  Company Act of 1940.  This  Post-Effective  Amendment was
filed electronically on April 30, 2003.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Assistant Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com